Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (4,550,230)	$ (5,101,165)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Stock-based compensation	543,098	1,865,993
Changes in assets and liabilities:
Prepaid expenses and other assets	299,651	28,734
Accounts payable and other current liabilities	(785)	293,356
Net cash flows used in operating activities	(3,708,266)	(2,913,082)
Financing activities:
Net settlement in connection with the issuance of shares associated with underlying Restricted Stock Units		(3,677,727)
Advances of royalties, related party	500,000
Proceeds from exercise of common stock warrants	12,000	49,500
Proceeds from the sale of Preferred Stock and common stock warrants, related party, net	3,960,866
Net cash provided by (used in) from financing activities	4,472,866	(3,628,227)
Net increase(decrease) in cash and cash equivalents	764,600	(6,541,309)
Cash and cash equivalents at beginning of year	344,113	6,885,422
Cash and cash equivalents at end of year	1,108,713	344,113
Supplemental disclosure of non-cash financing activities:
Fair value of shares withheld with net settlement transaction		$ 3,677,727
Issuance of common stock for payment of Preferred Stock dividend	56,547
Accrued, but unpaid dividends	$ 99,946